Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2022
Document Effective Date	Jun. 21, 2022
Prospectus Date	Dec. 17, 2021
Schwab Tax-Free Bond Fund | Schwab Tax-Free Bond Fund
Prospectus:
Trading Symbol	SWNTX
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Prospectus:
Trading Symbol	SWCAX